Consolidated statements of shareholders' equity (deficiency) - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Accumulated Deficit
Balance, shares at Nov. 30, 2021		33,092,665
Balance, amount at Nov. 30, 2021	$ (8,155,218)	$ 49,175,630	$ 44,626,436	$ 284,421	$ (102,241,705)
Beneficial conversion feature related to Debentures (Note 5)	20,833	$ 0	20,833	0	0
Net loss	(880,972)		0	0	(880,972)
Balance, shares at Feb. 28, 2022		33,092,665
Balance, amount at Feb. 28, 2022	(9,015,357)	$ 49,175,630	44,647,269	284,421	(103,122,677)
Balance, shares at Nov. 30, 2022		33,092,665
Balance, amount at Nov. 30, 2022	(10,576,735)	$ 49,175,630	45,097,313	284,421	(105,134,099)
Net loss	(355,738)	$ 0	0	0	(355,738)
Balance, shares at Feb. 28, 2023		33,092,665
Balance, amount at Feb. 28, 2023	$ (10,932,473)	$ 49,175,630	$ 45,097,313	$ 284,421	$ (105,489,837)